Income Taxes (Details) - Schedule of income tax provision	12 Months Ended
Dec. 31, 2022 USD ($)
Federal
Current	$ 243,070
Deferred	(33,183)
State
Current
Deferred
Change in valuation allowance	112,138
Income tax provision	$ 322,025